Cumulative Preferred Stock (Narrative) (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Issuance of common stock	4,070	4,990
Proceeds from issuance of preferred stock, net of issuance costs	$ 0	$ 416
First Preferred Shares
Class of Stock [Line Items]
Preferred Stock Dividend Preference Or Restrictions	First Preferred Shares are neither redeemable at the option of the shareholder nor have a mandatory redemption date. They are classified as equity and the associated dividends are deducted on the Consolidated Statements of Income before arriving at “Net income attributable to common shareholders” and shown on the Consolidated Statement of Equity as a deduction from retained earnings. The First Preferred Shares of each series rank on a parity with the First Preferred Shares of every other series and are entitled to a preference over the Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of the Company in the liquidation, dissolution or wind-up, whether voluntary or involuntary. In the event the Company fails to pay, in aggregate, eight quarterly dividends on any series of the First Preferred Shares, the holders of the First Preferred Shares, for only so long as the dividends remain in arrears, will be entitled to attend any meeting of shareholders of the Company at which directors are to be elected and to vote for the election of two directors out of the total number of directors elected at any such meeting.
Series J Preferred Stock
Class of Stock [Line Items]
Percentage rate used to determine dividend rate	4.25%
Series L Preferred Stock
Class of Stock [Line Items]
Percentage rate used to determine dividend rate	4.60%